Provisions - Components of the costs for the defined benefit plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension plans
Current service cost	€ 5,204	€ 3,563
Net interest expenses	3,536	799
Total expenses recognised in profit and loss	8,740	4,362
Actuarial losses due to experience adjustments	(1,131)	1,294
Actuarial gains due to changes in financial assumptions	4,200	(35,302)
Actuarial gains from changes in demographic assumptions	0	(6)
Return on plan assets (excluding amounts included in net interest expense)	(227)	755
Revaluation recognised directly in other comprehensive income	2,842	(33,259)
Defined benefit costs	11,582	(28,897)
Gains (losses) on changes in actuarial assumptions recognised in other comprehensive income	(3,069)	34,014
Net present value of defined benefit obligation
Pension plans
Revaluation recognised directly in other comprehensive income	€ (3,069)	€ 34,014
Biotest defined benefit plans
Pension plans
Actuarial interest rate	3.40%	3.90%	1.10%